Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Information About Profit or Loss, Assets and Labilities
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars
Dairy and Dairy Substitute Products	213,480	209,974	212,728	66,608
Canned Vegetables, Fruits and Pickles	110,255	104,027	(*) 86,212	34,563
Canned Fish	86,302	83,056	74,750	27,367
Cereals, rice and pastas	74,577	59,026	61,573	23,378
Oils	47,942	46,727	43,058	15,029
Other	78,049	72,985	(*) 64,941	24,467
	610,605	575,795	543,262	191,412

(*) Reclassified

Schedule of Revenues from Principal Products
	Percentage of Total Sales Year ended December 31,
	2 0 2 5	(*)2024	(*)2023

Large retail supermarket chains	55%	53%	53%
Small supermarket chains	15%	15%	14%
Institutional market - wholesalers	9%	10%	10%
Private customers	8%	6%	6%
Institutional market - catering and restaurants	7%	7%	9%
Government customers	1%	3%	3%
Other customers	5%	6%	5%
	100%	100%	100%